FUNDMANAGER PORTFOLIOS
THE FIRST FAMILY IN MULTIFUND INVESTING

INVESTMENT ADVISOR
 Freedom Capital Management
 Corporation
 M.D. Hirsch Division
 One World Financial Center
 New York, NY  10281

DISTRIBUTORS
 Tucker Anthony, Incorporated
 200 World Financial Center
 New York, NY  10281

 Sutro & Co., Inc.
 201 California Street
 San Francisco, CA  94111

 Freedom Distributors Corporation
 One Beacon Street
 Boston, Massachusetts 02108

 Edgewood Services, Inc.
 Clearing Operations
 P.O. Box 897
 Pittsburgh, PA 15230-0897.

This report is for the information of the shareholders of the FundManager Trust portfolios (`FundManager Portfolios'').
Its use in connection with any offering of the Portfolios' shares is authorized only in case of a concurrent or prior delivery of the Portfolios' current prospectus.

For Shareholder Information: (800) 344-9033

[LOGO] Printed on recycled paper.

FUNDMANAGER PORTFOLIOS
THE FIRST FAMILY IN MULTIFUND INVESTING

ANNUAL REPORT

SEPTEMBER 30, 1996

AGGRESSIVE GROWTH PORTFOLIO
GROWTH PORTFOLIO
GROWTH & INCOME PORTFOLIO
BOND PORTFOLIO
MANAGED TOTAL RETURN PORTFOLIO

PRESIDENT'S MESSAGE
---------------------------------------------------------

                                            November 21, 1996

Dear Fellow Shareholders:
When we started our multifund concept in the early 70's, we knew we were on to something good. We built our business one client at a time, carefully designing portfolios of fund managers, until the word got out that managing portfolios of mutual funds provided our clients with diversification to help grow their investments, and help reduce volatility.

Forward to 1996, and the FUNDMANAGER PORTFOLIOS, the new, more accurate name of our funds of funds. Technically, FundManager Portfolios are no different than other mutual funds available, but from an investment viewpoint, each portfolio holds a wide mix of other brand name mutual funds, creating a potential risk adjusted return advantage. We strive to provide a level of comfort in your investing by choosing competitive funds from over 8,000 mutual funds available today. We define our mission as picking the very best mutual fund managers for our shareholders, and monitoring their progress on a daily basis.

More importantly, your Portfolios are designed to be diverse within themselves. Unlike some of our competitors, each FundManager Portfolio owns a different set of mutual funds. As an example, the Brandywine Fund is held ONLY in our Aggressive Growth Portfolio. If you choose to diversify your investments by owning multiple FundManager Portfolios, (which we encourage) be assured that you will not be buying carbon copies. Because the underlying funds could own the same investments, the top holdings of all underlying funds in the portfolios are monitored to pursue maximum diversification and minimum duplication.

A word on diversification - it is not without compromise. Investors must balance a desire to fully participate in the markets against fears of losses. A prudent way to help lessen the overall volatility of your investments - and their reactions to market volatility - can be to invest a portion of your assets in FundManager Portfolios.

FundManager seeks out those investors subscribing to a long-term investment strategy, and we choose funds for the longevity of managers and their long-term performance over time. Our Portfolios are designed to bring to individuals the type of multi-manager, multi-style investment management normally reserved for very large institutional investors. We are committed to building value added relationships with our shareholders and welcome your questions and comments at (800) 344-9033.

In the coming months, we look forward to enjoying the ability to service you with even more diligence as we proceed through the management buyout of Freedom Securities from John Hancock as discussed in your shareholder proxy letter.

Sincerely,
[SIGNATURE]
[Photo]
Charles B. Lipson
President

`We define our mission as picking the very best mutual fund managers for our shareholders, and monitoring their progress on a daily basis.''

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

It is our pleasure to present you with this report covering the fiscal year ended September 30, 1996.

The third quarter of 1996 began with a severe reversal during the first two weeks of July. However, the upward trend in prices soon reasserted itself. As a result, the FundManager Portfolios added to the gains reported in our Semiannual Report.

This year's Annual Report includes a discussion of your Portfolios' sector weightings. The financial press often reports on the performance of various industries. Starting with this report, we will keep you apprised of each Portfolio's primary sector weightings. Picking the right sector is typically more important than picking the right stock; often, the worst performing stock in the best performing sector outperforms the best performing stock in the worst performing sector.

We open our discussion with an in-depth look at two of our mutual fund holdings:
Davis New York Venture Fund and Third Avenue Value Fund. These funds are held in our Growth Portfolio and are representative of the diversity of talent afforded to our shareholders via our fund-of-funds structure.

Shelby Davis, Davis New York Venture Fund's manager since 1969, stresses large capitalization growth companies with sustained earnings growth of 10%-15%. He also likes companies which are currently out of favor and selling at reasonable prices (10-12x earnings). He finds these companies through several talks with management and his own analysis. Shelby looks for companies seeking to enhance shareholder value - buying back stock, raising dividends and focusing on core business. His ideal stock is one he wants to live with forever. He cited Smith Barney as an example of forward looking and entrepreneurial management.

Shelby sees the decade of the 1990s defined by the huge growth in financial assets. The wave of baby boomers saving for retirement, coupled with a low inflationary environment and very little recession makes this decade, for Shelby, the "greatest financial story ever told." The most prevalent theme in his Fund is financial stocks. Approximately 45% of the Fund in Insurance, Financial Services, Banks and Savings & Loans stocks.

Similarly, Third Avenue Value Fund's Martin (Marty) Whitman looks for distressed companies that are "cheap and financially secure with cash well in excess of liabilities." These companies must have a good balance sheet, good management, and be selling at least a 50% discount to private value.

He has invested 15-20% of the Fund in semiconductor manufacturers and equipment suppliers. Some investments are Electro Scientific, Electroglas and Veeco. Marty is "confident that they all have impeccable staying power given their very high quality balance sheets." Marty sees future consolidation in the industry, and strongly believes that some of the companies he owns could very well be acquisition candidates.

[Photo]
Michael D. Hirsch
Portfolio Manager

[Photo]
Michelle Graham-Lyons
Co-Portfolio Manager

`THIS YEAR'S ANNUAL REPORT INCLUDES A DISCUSSION OF YOUR PORTFOLIOS' SECTOR
 WEIGHTINGS.''
                                       2

Marty also likes investment management companies; he sees money managers as having good revenues, fee income in cash, low credit risk and minimal overhead costs. He forecasts long-term growth in the industry because of regulation capping fees and requiring diversification. There is currently 25% cash in the Fund which will be used towards the purchase of private placements (senior issues, performing loans, etc.). Marty is looking to make this up to 15% of the Fund.

As you read the above profiles, you might ask yourself, if these two managers are stressing the same financial services area, then why do I need them both in the Portfolio? Although they may have similar themes, Shelby and Marty are able to implement their ideas through different avenues, resulting in two Funds with absolutely no overlap in their top ten holdings. This is a concrete example of the benefits of diversification without duplication.

Turning to performance, all FundManager Portfolios achieved positive rates of return during the recently completed fiscal year as will now be discussed in detail.*

AGGRESSIVE GROWTH PORTFOLIO

In our Semiannual Report, we discussed two major shifts in Portfolio philosophy
- increasing exposure to small-cap funds and decreasing the allocation to global funds.** Those trends have been further reinforced by modifications undertaken during the most recent six months.

Specifically, we added Mutual Discovery (part of Michael Price's Mutual Series) as a small-cap value holding and liquidated the remaining position in New Perspective (a global fund). However well honed the stock picking skills of global and international stock fund managers may be, our opinion is that they will continue to be hard pressed to provide relative good returns as long as they must cope with the foreign exchange albatross. While approximately 50% of Discovery is invested overseas, the net exposure of the Aggressive Growth Portfolio to non-U.S. investments at year-end stood at 15% of assets, down from 40% twelve months ago.

Since the Semiannual Report, the Portfolio's Financial Advisor Class average annual returns for the five-year period ending September 30, 1996, increased from 12.8% to 12.9%, while for the ten-year period it rose from 10.5% to 11.7% as compared to mid year. The Portfolio's major industry concentrations are technology, financial services and healthcare.

GROWTH PORTFOLIO

Six months ago, we shared with you how allocation to growth style managers in the Portfolio had been brought in line with value managers. During the second half of the year, we have increased our commitment to growth oriented funds. As of fiscal year-end, growth funds now represent 60% of total assets.


----------------------------

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

** SMALL CAP STOCKS HAVE HISTORICALLY EXPERIENCED GREATER VOLATILITY THAN AVERAGE. FOREIGN INVESTING INVOLVES SPECIAL RISKS INCLUDING FOREIGN CURRENCY RISK, INCREASED VOLATILITY OF FOREIGN SECURITIES, AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

`DIVERSIFICATION WITHOUT DUPLICATION.''
                                       3

In fact, during the last quarter of the fiscal year, the three best performing funds in this series all adhered to a growth style of stock selection: Davis N.Y. Venture: +4.9%, Guardian Park Avenue: +4.1%, and Fidelity Fund: +3.4%. We are carefully monitoring economic and market trends to assess the relative attractiveness of these two general approaches and will continue to reallocate weightings accordingly.

The only modification during the most recent six months was the liquidation of the remaining position in Neuberger Guardian Fund. In our judgment, this Fund is no longer capable of providing the same level of returns as it has in the past due to its explosive rate of growth in assets (which stood at $4.9 billion as of September 30). In addition, Dodge and Cox Stock Fund was shifted into the Growth & Income Portfolio, after revaluation of the manager's methodology.
The Portfolio's Financial Advisor Class average annual return for the five-year period ending September 30, 1996, was in line with its level as of mid-year (13.0% vs. 13.1%). The average annual return for the ten-year period rose significantly (11.3% vs. 10.6%). Top sector weightings in the Portfolio are financial services, banking and insurance.

GROWTH & INCOME PORTFOLIO

This Portfolio focuses on two main investment styles: growth and income and equity-income funds. The former denotes managers whose holdings are growth-oriented stocks (which may or may not pay dividends) combined perhaps with fixed income instruments to provide the income portion of its objective. The latter generally concentrate their investments in dividend-paying stocks.

As we discussed in the Semiannual Report, this Portfolio enjoyed an excellent 1995 due to its concentration in equity-income funds. This period of sharply lower interest rates benefited dividend-paying stocks. The reverse has been true in calendar 1996.

The search for suitable growth and income candidates to better balance the mix of styles in the Portfolio continues. Robertson Stephens Growth & Income Fund was liquidated in August. We felt that the highly aggressive nature of the equities in this Fund's holdings did not match the more conservative nature of our Portfolio.

While appropriate candidates are sought, the proportion of growth and income funds to the equity-income managers remains in parity. Dodge and Cox Stock Fund was shifted from the Growth Portfolio to this Portfolio. Vanguard Equity Income Fund was liquidated because its top ten holdings overlapped significantly with those of T. Rowe Price Equity Income Fund. Finally, we sold Vanguard Wellington Fund due to its manager's refusal to communicate with us. In the fast paced investment world of today, we believe our ongoing dialogue with underlying fund managers is critical for us to fulfill our fiduciary role to you, the shareholders.

Although the Portfolio's Financial Adviser Class average annual returns for the five-year period ended September 30, 1996, declined somewhat (12.9% vs. 13.3%) as compared to mid-year, its ten-year return rose by a like amount (10.8% vs. 10.4%). Top sector weightings included energy and oil services.

                                       4

BOND PORTFOLIO

In our Semiannual Report we reported a shift to a more neutral stance, moving directly in line with the benchmark Lehman Brothers Government/Corporate Index* in light of the spike in interest rates. This move proved favorable since the Portfolio weathered the rise in rates, returning 3.8% for the fiscal year. However, with rates stabilizing and dropping, we concluded that fears of a growth scare have been abated. To this end, we increased duration (measures a bond's price sensitivity to interest rate flucuation) to 5.2 from 5.0 years by increasing allocation to Vanguard's long-term treasury fund, PIMCO Total Return Fund and IDS Selective Fund, and by reducing PIMCO Low Duration and Franklin US Government Securities Fund.

During the third quarter of the fiscal year, we increased corporate exposure from 15% to 35% of the Portfolio, while decreasing governments from 55% to 35%. There have been no significant changes in the makeup of this Portfolio except for the addition of FPA New Income Fund.

MANAGED TOTAL RETURN PORTFOLIO

The asset allocation of this Portfolio is depicted graphically in the accompanying pie chart. We have made several changes over the last six months. In an attempt to pare back the number of funds in this portfolio, New Perspective Fund, Lord Abbett Affiliated Fund, Fidelity Advisor Equity Income Fund, Bernstein Intermediate Duration Fund, MFS Bond Fund and Vanguard Admiral Long-Term Treasury Fund were liquidated. In the growth sector, Neuberger Guardian was liquidated and Dodge & Cox Stock Fund was shifted to the growth and income sector as previously discussed. In the growth and income category Vanguard Equity Income Fund was liquidated as discussed above. In the bond sector, allocations were revised in line with those of Bond Portfolio. The Portfolio's Financial Advisor Class total return for the one-year period ended September 30, 1996 was 7.6%.

A wide variety of market pundits have divergent views on the market. We at FundManager prefer to take the long view - we believe long term investors are better served by remaining fully invested. As always, thank you for your time. We welcome your comments, suggestions and questions.

----------------------------

* LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX IS COMPRISED OF APPROXIMATELY 5,000 ISSUES WHICH INCLUDE NON-CONVERTIBLE BONDS PUBLICLY ISSUED BY THE U.S. GOVERNMENT OR ITS AGENCIES; CORPORATE BONDS GUARANTEED BY THE U.S. GOVERNMENT AND QUASI-FEDERAL CORPORATIONS; AND PUBLICLY ISSUED, FIXED RATE, NON-CONVERTIBLE DOMESTIC BONDS OF COMPANIES IN INDUSTRY, PUBLIC UTILITIES AND FINANCE. THE AVERAGE MATURITY OF THESE BONDS APPROXIMATES NINE YEARS. TRACKED BY LEHMAN BROTHERS, INC., THE INDEX CALCULATES TOTAL RETURNS FOR ONE MONTH, THREE MONTH, TWELVE MONTH AND TEN YEAR PERIODS AND YEAR-TO-DATE.

Respectfully submitted,

[SIGNATURE]
[SIGNATURE]

`WE BELIEVE LONG TERM INVESTORS ARE BETTER SERVED BY REMAINING FULLY
INVESTED.''
                                       5



PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH
PORTFOLIO -- FINANCIAL ADVISER CLASS
--------------------------------------------

GROWTH OF $10,000 INVESTED IN AGGRESSIVE GROWTH PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Aggressive Growth Portfolio (AGP) from November 13, 1984 (start of performance) to September 30, 1996, compared to the Russell 2000 (R2000)+ and Lipper Capital Appreciation (LCAI) Indices.++

[`Graphic representation ``A1'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

1 Year..........................................      12.1%
5 Year..........................................      12.9%
10 Year.........................................      11.7%
Start of Performance (November 13, 1984)........      12.7%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The R2000 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 +The R2000 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LCAI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

The LCAI has replaced Micropal U.S. Aggressive Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

AGGRESSIVE GROWTH
PORTFOLIO -- NO-LOAD CLASS
--------------------------------------------

GROWTH OF $10,000 INVESTED IN AGGRESSIVE GROWTH PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Aggressive Growth Portfolio (AGP) from October 1, 1995 (start of performance) to September 30, 1996, compared to the Russell 2000 (R2000)+ and Lipper Capital Appreciation (LCAI) Indices.++

[`Graphic representation ``A2'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

Start of Performance (October 1, 1995)..........      12.8%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The R2000 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The R2000 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LCAI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

The LCAI has replaced Micropal U.S. Aggressive Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

                                       6

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

GROWTH
PORTFOLIO -- FINANCIAL ADVISER CLASS
--------------------------------------------
GROWTH OF $10,000 INVESTED IN GROWTH PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Growth Portfolio (GP) from November 13, 1984 (start of performance) to September 30, 1996, compared to the Standard & Poors 500 (S&P500)+ and Lipper Growth (LGI) Indices.++

[`Graphic representation ``A3'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

1 Year..........................................      13.5%
5 Year..........................................      13.0%
10 Year.........................................      11.3%
Start of Performance (November 13, 1984)........      12.4%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P500 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 +The S&P500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LGI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

The LGI has replaced Micropal Equity U.S. Growth Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

GROWTH
PORTFOLIO -- NO-LOAD CLASS
--------------------------------------------

GROWTH OF $10,000 INVESTED IN GROWTH PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Growth Portfolio (GP) from October 1, 1995 (start of performance) to September 30, 1996, compared to the Standard & Poors 500 (S&P500)+ and Lipper Growth (LGI) Indices.++

[`Graphic representation ``A4'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

Start of Performance (October 1, 1995)..........      14.2%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P500 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The S&P500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LGI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

The LGI has replaced Micropal Equity U.S. Growth Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

                                       7

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

GROWTH & INCOME
PORTFOLIO -- FINANCIAL ADVISER CLASS
--------------------------------------------
GROWTH OF $10,000 INVESTED IN GROWTH & INCOME PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Growth & Income Portfolio (GIP) from November 13, 1984 (start of performance) to September 30, 1996, compared to the Standard & Poors 500 (S&P500)+, Lehman Government Corporate Total
(LG/CI)+, and Lipper Growth & Income (LG&I) Indices.++

[`Graphic representation ``A5'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

1 Year..........................................      13.7%
5 Year..........................................      12.9%
10 Year.........................................      10.8%
Start of Performance (November 13, 1984)........      12.0%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P500 and LG/CI have been adjusted to reflect reinvestment of dividends on securities in the indices. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 +The S&P500 and LG/CI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LG&I Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

The LG&I has replaced Micropal Equity U.S. Growth & Income Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

GROWTH & INCOME
PORTFOLIO -- NO-LOAD CLASS
--------------------------------------------

GROWTH OF $10,000 INVESTED IN GROWTH & INCOME PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Growth & Income Portfolio (GIP) from October 1, 1995 (start of performance) to September 30, 1996, compared to the Standard & Poors 500 (S&P500)+, Lehman Government Corporate Total
(LG/CI)+, and Lipper Growth & Income (LG&I) Indices.++

[`Graphic representation ``A6'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

Start of Performance (October 1, 1995)..........      14.1%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P500 and LG&I have been adjusted to reflect reinvestment of dividends on securities in the indices.

 +The S&P500 and LG&I are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The indices are unmanaged.

++The LG&I Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

The LG&I has replaced Micropal Equity U.S. Growth & Income Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

                                       8

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

BOND PORTFOLIO -- FINANCIAL ADVISER CLASS
--------------------------------------------

GROWTH OF $10,000 INVESTED IN BOND PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Bond Portfolio (BP) from November 13, 1984 (start of performance) to September 30, 1996, compared to the Lehman Government/Corporate Total (LG/CI)+ and Lipper General Bond (LGBI) Indices.++

[`Graphic representation ``A7'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

1 Year..........................................       3.8%
5 Year..........................................       6.4%
10 Year.........................................       6.5%
Start of Performance (November 13, 1984)........       7.5%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI has been adjusted to reflect reinvestment of dividends on securities in the index. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 +The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LGBI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBI began performance December 31, 1990. The index was assigned a beginning value of $15,722, the value of the Portfolio on December 31, 1990.

BOND PORTFOLIO -- NO-LOAD CLASS
--------------------------------------------

GROWTH OF $10,000 INVESTED IN BOND PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Bond Portfolio (BP) from October 1, 1995 (start of performance) to September 30, 1996, compared to the Lehman Government/Corporate Total
(LG/CI)+ and Lipper General Bond (LGBI) Indices.++

[`Graphic representation ``A8'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

Start of Performance (October 1, 1995)..........       3.9%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++The LGBI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBI began performance December 31, 1990. The index was assigned a beginning value of $15,722, the value of the Portfolio on December 31, 1990.

                                       9

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

MANAGED TOTAL RETURN
PORTFOLIO -- FINANCIAL ADVISER CLASS
--------------------------------------------
GROWTH OF $10,000 INVESTED IN MANAGED TOTAL RETURN PORTFOLIO.

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Managed Total Return Portfolio from August 4, 1988 (start of performance) to September 30, 1996, compared to the Lehman
Government/Corporate Total (LG/CI)+ and Lipper General Bond (LGBI) Indices.++

[`Graphic representation ``A9'' omitted. See Appendix.'']

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED SEPTEMBER 30, 1996

1 Year..........................................       7.6%
5 Year..........................................       8.2%
Start of Performance (August 4, 1988)...........       8.8%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI has been adjusted to reflect reinvestment of dividends on securities in the index. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 +The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. This index is unmanaged.

++The LGBI Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales charges, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBI began performance December 31, 1990. The index was assigned a beginning value of $11,768, the value of the Portfolio December 31, 1990.

The LGBI has replaced Micropal Balanced U.S. Index in the above graph because the Portfolio no longer subscribes to such Micropal as a service provider of performance information.

                                       10

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------

HIGH CAPITAL APPRECIATION. Concentrates on funds which invest in smaller capitalization, over-the-counter stocks selected for their growth potential. Regard for current income is incidental. For long-term investment goals such as education and retirement.

                                           MARKET
 SHARES                                     VALUE
---------                                -----------
SMALL CAP FUNDS (59.6%)
  172,942  Baron Asset Fund............  $ 6,139,454
  200,048  FPA Capital Fund, Inc.......    6,153,475
  205,093  John Hancock Special
           Equities (Class C)..........    5,523,147
  258,698  T. Rowe Price New
           Horizons....................    6,232,052
                                         -----------
           TOTAL SMALL CAP FUNDS          24,048,128
                                         -----------

LARGE CAP FUNDS (20.3%)
  163,105  Harbor Capital Appreciation
           Fund........................    4,172,231
  122,452  Brandywine Fund.............    4,020,104
                                         -----------
           TOTAL LARGE CAP FUNDS           8,192,335
                                         -----------
GLOBAL FUNDS (18.9%)
  138,654  SoGen International Fund,
           Inc.........................    3,742,258
  226,532  Mutual Discovery Fund.......    3,903,154
                                         -----------
           TOTAL GLOBAL FUNDS              7,645,412
                                         -----------
SHORT TERM INVESTMENT (1.1%)
  427,780  TrustFunds Liquid Asset -
           Prime Obligation............      427,780
                                         -----------
           TOTAL INVESTMENTS AT MARKET
           VALUE (COST $36,558,886) (a)   40,313,655
           OTHER ASSETS NET OF
           LIABILITIES                        62,785
                                         -----------
           NET ASSETS (100.0%)           $40,376,440
                                         -----------
                                         -----------


[`Graphic representation ``A10'' omitted. See Appendix.'']

GROWTH PORTFOLIO
--------------------------------------------

MODEST CAPITAL APPRECIATION. Consists primarily of funds which invest in Fortune 1000 companies noted for their steady capital appreciation. Income from dividends is also a factor. Especially suitable for investors with 5 to 10 year time horizons.

                                           MARKET
 SHARES                                     VALUE
---------                                -----------
GROWTH FUNDS (57.7%)
  185,118  Davis New York Venture
           Fund........................  $ 3,045,189
  133,672  Fidelity Fund...............    3,176,048
   87,973  Guardian Park Avenue Fund...    3,314,840
  121,553  MAS Pooled Trust Equity.....    3,120,266
  239,388  The Yacktman Fund Inc.......    3,231,734
                                         -----------
           TOTAL GROWTH FUNDS             15,888,077
                                         -----------

VALUE FUNDS (40.8%)
        5  FPA Paramount Fund..........           83
   47,573  Clipper Fund................    3,269,679
   79,653  Mutual Beacon Fund..........    3,129,581
   74,543  Oakmark Fund................    2,395,057
  102,108  Third Avenue Value Fund.....    2,444,474
                                         -----------
           TOTAL VALUE FUNDS              11,238,874
                                         -----------
SHORT TERM INVESTMENT (1.4%)
  388,340  TrustFunds Liquid Asset -
           Prime Obligation............      388,340
                                         -----------
           TOTAL INVESTMENTS AT MARKET
           VALUE (COST $24,122,382) (b)   27,515,291
           OTHER ASSETS NET OF
           LIABILITIES                         1,541
                                         -----------
           NET ASSETS (100.0%)           $27,516,832
                                         -----------
                                         -----------


[`Graphic representation ``A11'' omitted. See Appendix.'']

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       11

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO
--------------------------------------------

INCOME AND MODEST CAPITAL APPRECIATION. For conservative investors interested in supplementing their retirement income.

                                           MARKET
 SHARES                                     VALUE
---------                                -----------
GROWTH AND INCOME FUNDS (63.7%)
  414,473  AIM Charter Fund............  $ 4,604,798
   71,386  Dodge & Cox Stock Fund......    5,358,268
  417,156  Lord Abbett Affiliated
           Fund........................    5,264,504
  219,623  Washington Investors Mutual
           Fund........................    5,264,353
                                         -----------
           TOTAL GROWTH AND INCOME
           FUNDS                          20,491,923
                                         -----------

EQUITY INCOME FUNDS (35.8%)
  152,304  Fidelity Advisor Equity
           Income Fund.................    3,222,750
  152,818  Hotchkis & Wiley Equity
           Income Fund.................    2,918,827
  247,295  T. Rowe Price Equity Income
           Fund........................    5,383,619
                                         -----------
           TOTAL EQUITY INCOME FUNDS      11,525,196
                                         -----------
SHORT TERM INVESTMENTS (0.7%)
  231,800  TrustFunds Liquid Asset -
           Prime Obligation............      231,800
                                         -----------
           TOTAL INVESTMENTS AT MARKET
           VALUE (COST $27,170,462) (c)   32,248,919
           LIABILITIES NET OF OTHER
           ASSETS                            (56,155)
                                         -----------
           NET ASSETS (100.0%)           $32,192,764
                                         -----------
                                         -----------


[`Graphic representation ``A12'' omitted. See Appendix.'']

BOND PORTFOLIO
--------------------------------------------

MONTHLY INCOME. Specializes in bond funds which invest in short - or long-term fixed securities with high yields. For investors interested in supplementing their retirement income.

                                           MARKET
 SHARES                                     VALUE
---------                                -----------
SHORT MATURITY FUNDS (19.7%)
  395,725  FPA New Income Fund.........  $ 4,341,107
  508,299  Franklin U.S. Government
           Securities Fund, Inc........    3,415,769
  648,795  PIMCO Low Duration Fund.....    6,461,997
                                         -----------
           TOTAL SHORT MATURITY FUNDS     14,218,873
                                         -----------

INTERMEDIATE MATURITY FUNDS (49.7%)
  841,104  Bond Fund of America,
           Inc.........................   11,430,603
  608,079  Bernstein Intermediate
           Duration Portfolio..........    7,953,679
  777,568  PIMCO Total Return Fund.....    8,001,181
1,393,245  United Bond Fund............    8,429,131
                                         -----------
           TOTAL INTERMEDIATE MATURITY
           FUNDS                          35,814,594
                                         -----------
LONG MATURITY FUNDS (29.9%)
1,107,779  IDS Selective Fund, Inc.....   10,036,476
  577,120  MFS Bond Fund (Class A).....    7,462,164
  416,281  Vanguard Fixed Income
           Securities Fund - U.S.
           Treasury Bond Portfolio.....    4,025,437
                                         -----------
           TOTAL LONG MATURITY FUNDS      21,524,077
                                         -----------
SHORT-TERM INVESTMENTS (0.7%)
  524,550  TrustFunds Liquid Asset -
           Prime Obligations...........      524,550
                                         -----------
           TOTAL INVESTMENTS AT MARKET
           VALUE (COST $72,359,044) (d)   72,082,094
           OTHER ASSETS NET OF
           LIABILLITIES                       72,127
                                         -----------
           NET ASSETS (100.0%)           $72,154,221
                                         -----------
                                         -----------


[`Graphic representation ``A13'' omitted. See Appendix.'']

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       12

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

MANAGED TOTAL RETURN PORTFOLIO
--------------------------------------------

ASSET ALLOCATION. Attempts to provide the best overall return consistent with prudent risk by investing in underlying mutual funds in all asset classes: aggressive growth, growth, growth and income, bond and money market.

                                           MARKET
 SHARES                                     VALUE
---------                                -----------
AGGRESSIVE GROWTH FUNDS (10.9%)
   12,969  Brandywine Fund.............  $   425,787
   16,101  FPA Capital Fund............      495,275
   15,031  John Hancock Special
           Equities (Class C)..........      404,778
                                         -----------
           TOTAL AGGRESSIVE GROWTH
           FUNDS                           1,325,840
                                         -----------

GROWTH FUNDS (18.2%)
    8,894  Clipper Fund................      611,308
   12,445  Dodge & Cox Stock Fund......      934,136
   17,453  Guardian Park Avenue Fund,
           Inc.........................      657,636
                                         -----------
           TOTAL GROWTH FUNDS              2,203,080
                                         -----------
GROWTH & INCOME FUNDS (13.3%)
   40,624  Davis New York Venture Fund
           (Class A)...................      668,268
   43,132  T. Rowe Price Equity Income
           Fund........................      938,993
                                         -----------
           TOTAL GROWTH AND INCOME
           FUNDS                           1,607,261
                                         -----------
FIXED INCOME FUNDS (54.9%)
  190,434  Bond Fund of America,
           Inc.........................    2,587,997
   75,604  PIMCO Low Duration Fund.....      753,012
  321,802  PIMCO Total Return Fund.....    3,311,339
                                         -----------
           TOTAL FIXED INCOME FUNDS        6,652,348
                                         -----------
SHORT-TERM INVESTMENT (4.2%)
  516,230  TrustFunds Liquid Asset -
           Prime Obligation............      516,230
                                         -----------
           TOTAL INVESTMENTS AT MARKET
           VALUE (COST $11,562,772) (e)   12,304,759
           LIABILITIES NET OF OTHER
           ASSETS                           (182,206)
                                         -----------
           NET ASSETS (100.0%)           $12,122,553
                                         -----------
                                         -----------


[`Graphic representation ``A14'' omitted. See Appendix.'']

(a)        AGGREGATE COST FOR FEDERAL INCOME TAX
           PURPOSES IS $36,559,555. THE GROSS UNREALIZED
           APPRECIATION IS $3,754,100; THE GROSS
           UNREALIZED DEPRECIATION IS $0, RESULTING IN
           NET UNREALIZED APPRECIATION OF $3,754,100 FOR
           FEDERAL INCOME TAX PURPOSES.
(b)        AGGREGATE COST FOR FEDERAL INCOME TAX
           PURPOSES IS $24,146,717. THE GROSS UNREALIZED
           APPRECIATION IS $3,368,574; THE GROSS
           UNREALIZED DEPRECIATION IS $0, RESULTING IN
           NET UNREALIZED APPRECIATION OF $3,368,574 FOR
           FEDERAL INCOME TAX PURPOSES.
(c)        AGGREGATE COST FOR FEDERAL INCOME TAX
           PURPOSES IS $27,200,028. THE GROSS UNREALIZED
           APPRECIATION IS $5,048,891; THE GROSS
           UNREALIZED DEPRECIATION IS $0, RESULTING IN
           NET UNREALIZED APPRECIATION OF $5,048,891 FOR
           FEDERAL INCOME TAX PURPOSES.
(d)        AGGREGATE COST FOR FEDERAL INCOME TAX
           PURPOSES IS $72,957,085. THE GROSS UNREALIZED
           APPRECIATION IS $74,879; THE GROSS UNREALIZED
           DEPRECIATION IS $949,870, RESULTING IN NET
           UNREALIZED DEPRECIATION OF $(874,991) FOR
           FEDERAL INCOME TAX PURPOSES.
(e)        AGGREGATE COST FOR FEDERAL INCOME TAX
           PURPOSES IS $11,576,233. THE GROSS UNREALIZED
           APPRECIATION IS $746,419; THE GROSS
           UNREALIZED DEPRECIATION IS $17,893, RESULTING
           IN NET UNREALIZED APPRECIATION OF $728,526
           FOR FEDERAL INCOME TAX PURPOSES.


       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       13

FUNDMANAGER PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                          AGGRESSIVE                 GROWTH &                   MANAGED
                                            GROWTH       GROWTH       INCOME        BOND      TOTAL RETURN
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          -----------  -----------  -----------  -----------  ------------
Assets:
  Investments, at value*................  $40,313,655  $27,515,291  $32,248,919  $72,082,094  $12,304,759
  Receivable for fund shares sold.......      121,699       79,893       24,033       77,964        2,683
  Dividend receivable...................        1,867       18,963       17,854      170,543       32,529
                                          -----------  -----------  -----------  -----------  ------------
    Total assets........................   40,437,221   27,614,147   32,290,806   72,330,601   12,339,971
                                          -----------  -----------  -----------  -----------  ------------
Liabilities:
  Payable for fund shares redeemed......       13,965       27,371       11,136       44,189      156,303
  Advisory fee payable..................       16,425       11,355       13,392       30,265        5,131
  Administrative fee payable............        4,270        2,952        3,481        7,869        1,334
  Distribution expense payable..........           --        4,576        3,300       18,614        1,395
  Custodian fee payable.................        3,400        3,000        3,600        7,400        2,300
  Accrued expenses......................       22,721       48,061       63,133       68,043       50,955
                                          -----------  -----------  -----------  -----------  ------------
    Total liabilities...................       60,781       97,315       98,042      176,380      217,418
                                          -----------  -----------  -----------  -----------  ------------
Net Assets..............................  $40,376,440  $27,516,832  $32,192,764  $72,154,221  $12,122,553
                                          -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  ------------
Financial Adviser Class:
  Shares Outstanding....................    2,318,177    1,776,631    1,891,259    7,015,708    1,058,564
  Net Assets............................  $38,944,018  $26,639,355  $31,571,487  $70,166,430  $12,122,553
  Net Asset Value.......................  $     16.80  $     14.99  $     16.69  $     10.00  $     11.45
                                          -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  ------------
No-Load Class:
  Shares Outstanding....................       84,732       58,324       37,188      198,015           --
  Net Assets............................  $ 1,432,422  $   877,477  $   621,277  $ 1,987,791           --
  Net Asset Value.......................  $     16.91  $     15.04  $     16.71  $     10.04           --
                                          -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  ------------
Net Assets consist of:
  Paid in capital.......................  $31,808,555  $20,610,282  $22,816,955  $75,366,090  $10,467,340
  Undistributed net income..............      100,956      136,071       54,611      608,814       99,297
  Accumulated realized gain (loss)......    4,712,160    3,377,570    4,242,741   (3,543,733)     813,929
  Net unrealized appreciation
    (depreciation)......................    3,754,769    3,392,909    5,078,457     (276,950)     741,987
                                          -----------  -----------  -----------  -----------  ------------
Net Assets..............................  $40,376,440  $27,516,832  $32,192,764  $72,154,221  $12,122,553
                                          -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  ------------
    *Investments, at cost...............  $36,558,886  $24,122,382  $27,170,462  $72,359,044  $11,562,772
                                          -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  ------------


       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       14

FUNDMANAGER PORTFOLIOS
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                          AGGRESSIVE                GROWTH &                 MANAGED
                                            GROWTH       GROWTH      INCOME       BOND     TOTAL RETURN
                                           PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                          -----------  ----------  ----------  ----------  ------------
Income:
  Dividend income.......................  $   870,754  $  490,248  $1,778,580  $4,897,963    $778,427
  Interest income.......................           --          --          --          --      13,686
                                          -----------  ----------  ----------  ----------  ------------
    Total investment income.............      870,754     490,248   1,778,580   4,897,963     792,113
                                          -----------  ----------  ----------  ----------  ------------
Expenses:
  Advisory fee..........................      183,337     132,472     167,996     367,138      67,171
  Transfer agent........................       61,178      51,004      57,412      54,333      41,959
  Distribution and shareholder service
    expenses............................      178,624     131,100     171,791     363,698      67,171
  Administrative fee....................       91,669      66,236      83,998     171,868      33,586
  Fund accounting.......................       40,000      40,000      40,000      40,000      40,000
  Audit.................................       13,000      13,000      13,000      13,000      13,000
  Printing & Postage....................        5,698       1,702       3,077       9,473       1,564
  Custodian fees and expenses...........       21,189      18,029      21,398      37,413      12,849
  Legal.................................        5,219       3,339       2,943       9,278       1,361
  Registration fees.....................       21,851      27,793      33,014      41,393      13,432
  Trustee fees..........................        2,759       2,071       2,492       3,214       2,357
  Insurance expense.....................        1,997       1,237       1,817       2,763         615
  Miscellaneous.........................           --       6,500      10,058       9,824       9,859
                                          -----------  ----------  ----------  ----------  ------------
Total expenses..........................      626,521     494,483     608,996   1,123,395     304,924
Waiver of administrative fee............      (22,675)    (14,995)    (19,270)    (37,200)     (7,522)
                                          -----------  ----------  ----------  ----------  ------------
    Net expenses........................      603,846     479,488     589,726   1,086,195     297,402
                                          -----------  ----------  ----------  ----------  ------------
Net investment income...................      266,908      10,760   1,188,854   3,811,768     494,711
                                          -----------  ----------  ----------  ----------  ------------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on
    investments.........................    3,856,586   2,206,397   3,347,212    (684,986)    761,654
  Net realized gains received from
    underlying funds....................    1,766,431   1,525,204     674,667     402,689     186,620
  Net change in unrealized appreciation
    (depreciation)......................   (1,522,338)   (308,815)   (745,572)   (544,860)   (468,365)
                                          -----------  ----------  ----------  ----------  ------------
Net realized and unrealized gain
 (loss).................................    4,100,679   3,422,786   3,276,307    (827,157)    479,909
                                          -----------  ----------  ----------  ----------  ------------
  Net increase in net assets resulting
    from operations.....................  $ 4,367,587  $3,433,546  $4,465,161  $2,984,611    $974,620
                                          -----------  ----------  ----------  ----------  ------------
                                          -----------  ----------  ----------  ----------  ------------


       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       15

FUNDMANAGER PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              AGGRESSIVE GROWTH
                                                  PORTFOLIO              GROWTH PORTFOLIO
                                          -------------------------  -------------------------
FOR THE FISCAL YEAR ENDED SEPTEMBER 30,      1996          1995         1996          1995
                                          -----------  ------------  -----------  ------------
Increase (Decrease) in Net Assets from:

Operations
  Net investment income (loss)..........  $   266,908  $   (252,000) $    10,760  $    (33,673)
  Net realized gain (loss) on
    investments and underlying funds....    5,623,017     5,735,631    3,731,601     4,679,348
  Change in unrealized appreciation
    (depreciation)......................   (1,522,338)    2,550,693     (308,815)    1,567,149
                                          -----------  ------------  -----------  ------------
  Net increase in net assets resulting
    from operations.....................    4,367,587     8,034,324    3,433,546     6,212,824
                                          -----------  ------------  -----------  ------------

Financial Adviser Class
Dividends and distributions from:
  Net investment income.................     (824,279)      (94,361)    (411,153)     (202,424)
  Net realized gains....................   (5,432,040)   (1,959,235)  (4,398,651)   (1,998,155)
                                          -----------  ------------  -----------  ------------
  Total distributions...................   (6,256,319)   (2,053,596)  (4,809,804)   (2,200,579)
                                          -----------  ------------  -----------  ------------

Capital share transactions:
  Proceeds from sales of shares.........   11,562,398     9,328,987    7,261,283     6,008,823
  Reinvestment of dividends.............    4,687,699     1,975,367    3,125,091     2,076,414
  Payments for shares redeemed..........   (9,013,894)  (21,383,861)  (8,351,421)  (20,280,254)
  Amount transferred from undistributed
    net investment income...............           --        87,454           --        14,113
                                          -----------  ------------  -----------  ------------
  Total from share transactions.........    7,236,203    (9,992,053)   2,034,953   (12,180,904)
                                          -----------  ------------  -----------  ------------
Amount transferred to paid-in
  capital:..............................           --       (87,454)          --       (14,113)
                                          -----------  ------------  -----------  ------------

No-Load Class
Dividends and distributions from:
  Net investment income.................       (2,446)           --      (11,296)           --
  Net realized gains....................      (15,496)           --      (12,543)           --
                                          -----------  ------------  -----------  ------------
  Total distributions...................      (17,942)           --      (23,839)           --
                                          -----------  ------------  -----------  ------------
Capital share transactions:
  Proceeds from sales of shares.........    1,440,407            --      900,243            --
  Reinvestment of dividends.............       17,942            --       12,806            --
  Payments for shares redeemed..........      (79,100)           --      (53,014)           --
                                          -----------  ------------  -----------  ------------
  Total from share transactions.........    1,379,249            --      860,035            --
                                          -----------  ------------  -----------  ------------
Total Increase (Decrease) in Net
  Assets................................    6,708,778    (4,098,779)   1,494,891    (8,182,772)

Net Assets:
  Beginning of year.....................   33,667,662    37,766,441   26,021,941    34,204,713
                                          -----------  ------------  -----------  ------------
  End of year...........................  $40,376,440  $ 33,667,662  $27,516,832  $ 26,021,941
                                          -----------  ------------  -----------  ------------
                                          -----------  ------------  -----------  ------------
  Undistributed Net Investment Income...  $   100,956  $     24,146  $   136,071  $     63,122
                                          -----------  ------------  -----------  ------------
                                          -----------  ------------  -----------  ------------

Shares Outstanding:
Financial Adviser Class
  Beginning of year.....................    1,838,433     2,425,076    1,612,567     2,426,993
  Shares sold...........................      717,174       574,640      504,686       408,816
  Reinvestment of dividends.............      310,280       135,951      227,151       157,112
  Shares redeemed.......................     (547,710)   (1,297,234)    (567,773)   (1,380,354)
                                          -----------  ------------  -----------  ------------
  End of year...........................    2,318,177     1,838,433    1,776,631     1,612,567
                                          -----------  ------------  -----------  ------------
                                          -----------  ------------  -----------  ------------
No-Load Class
  Shares sold...........................       88,427            --       61,018            --
  Reinvestment of dividends.............        1,186            --          933            --
  Shares redeemed.......................       (4,881)           --       (3,627)           --
                                          -----------  ------------  -----------  ------------
  End of year...........................       84,732            --       58,324            --
                                          -----------  ------------  -----------  ------------
                                          -----------  ------------  -----------  ------------


       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       16

--------------------------------------------------------------------------------

                                                                                                    MANAGED TOTAL RETURN
                                          GROWTH & INCOME PORTFOLIO         BOND PORTFOLIO               PORTFOLIO
                                          --------------------------  --------------------------  ------------------------
                                              1996          1995          1996          1995         1996         1995
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) in Net Assets from:

Operations
  Net investment income (loss)..........  $  1,188,854  $    792,423  $  3,811,768  $  3,975,099  $   494,711  $   353,629
  Net realized gain (loss) on
    investments and underlying funds....     4,021,879     5,826,326      (282,297)   (2,141,804)     948,274      691,877
  Change in unrealized appreciation
    (depreciation)......................      (745,572)    2,841,531      (544,860)    5,689,746     (468,365)     963,916
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Net increase in net assets resulting
    from operations.....................     4,465,161     9,460,280     2,984,611     7,523,041      974,620    2,009,422
                                          ------------  ------------  ------------  ------------  -----------  -----------

Financial Adviser Class
Dividends and distributions from:
  Net investment income.................    (1,768,401)     (999,120)   (4,260,538)   (3,486,674)    (614,026)    (437,840)
  Net realized gains....................    (5,595,638)   (2,699,191)           --            --     (636,120)  (1,100,015)
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Total distributions...................    (7,364,039)   (3,698,311)   (4,260,538)   (3,486,674)  (1,250,146)  (1,537,855)
                                          ------------  ------------  ------------  ------------  -----------  -----------

Capital share transactions:
  Proceeds from sales of shares.........     4,712,857     5,564,507     6,954,937    40,505,765    1,069,066    1,660,545
  Reinvestment of dividends.............     4,533,318     3,511,810     2,428,436     3,277,106    1,225,106    1,495,028
  Payments for shares redeemed..........   (10,388,950)  (31,789,889)  (15,321,843)  (47,169,417)  (4,645,420)  (6,392,506)
  Amount transferred from undistributed
    net investment income...............            --      (307,338)           --       (42,638)          --       89,941
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Total from share transactions.........    (1,142,775)  (23,020,910)   (5,938,470)   (3,429,184)  (2,351,248)  (3,146,992)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Amount transferred to paid-in
  capital:..............................            --       307,338            --        42,638           --      (89,941)
                                          ------------  ------------  ------------  ------------  -----------  -----------

No-Load Class
Dividends and distributions from:
  Net investment income.................       (15,005)           --       (42,793)           --           --           --
  Net realized gains....................       (22,147)           --            --            --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Total distributions...................       (37,152)           --       (42,793)           --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
Capital share transactions:
  Proceeds from sales of shares.........       691,373            --     2,095,355            --           --           --
  Reinvestment of dividends.............        29,943            --        11,328            --           --           --
  Payments for shares redeemed..........       (93,171)           --      (113,888)           --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Total from share transactions.........       628,145            --     1,992,795            --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) in Net
  Assets................................    (3,450,660)  (16,951,603)   (5,264,395)      649,821   (2,626,774)  (2,765,366)

Net Assets:
  Beginning of year.....................    35,643,424    52,595,027    77,418,616    76,768,795   14,749,327   17,514,693
                                          ------------  ------------  ------------  ------------  -----------  -----------
  End of year...........................  $ 32,192,764  $ 35,643,424  $ 72,154,221  $ 77,418,616  $12,122,553  $14,749,327
                                          ------------  ------------  ------------  ------------  -----------  -----------
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Undistributed Net Investment Income...  $     54,611  $    506,232  $    608,814  $    869,167  $    99,297  $   135,353
                                          ------------  ------------  ------------  ------------  -----------  -----------
                                          ------------  ------------  ------------  ------------  -----------  -----------

Shares Outstanding:
Financial Adviser Class
  Beginning of year.....................     1,949,419     3,289,548     7,583,952     7,943,693    1,266,151    1,558,637
  Shares sold...........................       287,591       336,532       689,245     4,074,856       94,665      151,194
  Reinvestment of dividends.............       280,600       232,936       239,118       335,974      108,144      146,354
  Shares redeemed.......................      (626,351)   (1,909,597)   (1,496,607)   (4,770,571)    (410,396)    (590,034)
                                          ------------  ------------  ------------  ------------  -----------  -----------
  End of year...........................     1,891,259     1,949,419     7,015,708     7,583,952    1,058,564    1,266,151
                                          ------------  ------------  ------------  ------------  -----------  -----------
                                          ------------  ------------  ------------  ------------  -----------  -----------
No-Load Class
  Shares sold...........................        41,141            --       208,277            --           --           --
  Reinvestment of dividends.............         1,855            --         1,103            --           --           --
  Shares redeemed.......................        (5,808)           --       (11,365)           --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
  End of year...........................        37,188            --       198,015            --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
                                          ------------  ------------  ------------  ------------  -----------  -----------


                                       17

AGGRESSIVE GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE:                                           YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                  1996    1995(a)   1994     1993     1992
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 18.31  $ 15.57  $ 16.70  $ 14.71  $ 14.73
                                                 -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss).......     0.12(b)   (0.13)   (0.08)   (0.04)   (0.04)
  Net realized and unrealized gain on
    investments................................     1.64     3.70     0.62     2.87     0.99
                                                 -------  -------  -------  -------  -------
    Total from investment operations...........     1.76     3.57     0.54     2.83     0.95
                                                 -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.....    (0.38)      --       --       --       --
  Distributions from net realized gain on
    investments +..............................    (2.89)   (0.83)   (1.67)   (0.84)   (0.97)
                                                 -------  -------  -------  -------  -------
    Total distributions........................    (3.27)   (0.83)   (1.67)   (0.84)   (0.97)
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................  $ 16.80  $ 18.31  $ 15.57  $ 16.70  $ 14.71
                                                 -------  -------  -------  -------  -------
                                                 -------  -------  -------  -------  -------
TOTAL RETURN (c)...............................   12.10%   24.30%    3.30%   19.90%    6.30%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........  $38,944  $33,668  $37,766  $31,201  $29,096
  Ratio of expenses to average net assets......    1.67%    1.65%    1.70%    1.52%    1.61%
  Ratio of net investment income to average net
    assets.....................................    0.74%   (0.68%)  (0.57%)  (0.24%)  (0.17%)
  Ratio of waiver to average net assets (d)....    0.06%       --       --       --       --
  Portfolio turnover...........................     158%      50%      43%      35%      24%
+Paid from realized net short-term gain........  $  0.27  $  0.04  $  0.25  $    --  $  0.03


---------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       18

AGGRESSIVE GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    YEAR ENDED
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:                                           SEPTEMBER 30, 1996
                                                                                                ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................        $18.31
                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)...................................................................          0.04
  Net realized and unrealized gain on investments.............................................          1.83
                                                                                                     -------
    Total from investment operations..........................................................          1.87
                                                                                                     -------
LESS DISTRIBUTIONS
  Distributions from net investment income....................................................         (0.38)
  Distributions from net realized gain on investments.........................................         (2.89)
                                                                                                     -------
    Total distributions.......................................................................         (3.27)
                                                                                                     -------
NET ASSET VALUE, END OF PERIOD................................................................        $16.91
                                                                                                     -------
                                                                                                     -------
TOTAL RETURN (b)..............................................................................        12.77%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)........................................................        $1,432
  Ratio of expenses to average net assets.....................................................         1.15%
  Ratio of net investment income to average net assets........................................         0.24%
  Ratio of waiver to average net assets (c)...................................................         0.06%
  Portfolio turnover..........................................................................          158%
+Paid from realized net short term gain.......................................................        $ 0.27


---------------------------------------------

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       19

GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE:                                           YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                  1996    1995(a)   1994     1993     1992
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 16.14  $ 14.09  $ 14.62  $ 14.40  $ 13.96
                                                 -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss).......     0.01(b)   (0.02)   (0.05)    0.02    0.07
  Net realized and unrealized gain on
    investments................................     1.85     2.99     0.69     2.10     1.23
                                                 -------  -------  -------  -------  -------
    Total from investment operations...........     1.86     2.97     0.64     2.12     1.30
                                                 -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.....    (0.24)      --       --       --    (0.09)
  Distributions from net realized gain on
    investments +..............................    (2.77)   (0.92)   (1.17)   (1.90)   (0.77)
                                                 -------  -------  -------  -------  -------
    Total distributions........................    (3.01)   (0.92)   (1.17)   (1.90)   (0.86)
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................  $ 14.99  $ 16.14  $ 14.09  $ 14.62  $ 14.40
                                                 -------  -------  -------  -------  -------
                                                 -------  -------  -------  -------  -------
TOTAL RETURN (c)...............................   13.46%    22.6%    4.50%   16.00%    9.40%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........  $26,639  $26,022  $34,205  $21,919  $21,420
  Ratio of Expenses to average net assets......    1.81%    1.71%    1.71%    1.70%    1.60%
  Ratio of net investment income to average net
    assets.....................................    0.05%   (0.11%)  (0.52%)   0.15%    0.59%
  Ratio of waiver to average net assets (d)....    0.06%       --       --       --       --
  Portfolio turnover...........................      98%      68%      44%      40%      44%
+Paid from realized net short-term gain........  $  0.48  $  0.10  $  0.22  $  0.16  $  0.03


---------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       20

GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    YEAR ENDED
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:                                           SEPTEMBER 30, 1996
                                                                                                ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................        $16.14
                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net operating loss (a)......................................................................         (0.06)
  Net realized and unrealized gain on investments.............................................          2.02
                                                                                                     -------
    Total from investment operations..........................................................          1.96
                                                                                                     -------
LESS DISTRIBUTIONS
  Distributions from net investment income....................................................         (0.29)
  Distributions from net realized gain on investments.........................................         (2.77)
                                                                                                     -------
    Total distributions.......................................................................         (3.06)
                                                                                                     -------
NET ASSET VALUE, END OF PERIOD................................................................        $15.04
                                                                                                     -------
                                                                                                     -------
TOTAL RETURN (B)..............................................................................        14.21%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)........................................................        $  877
  Ratio of expenses to average net assets.....................................................         1.30%
  Ratio of net investment income to average net assets........................................        (0.39%)
  Ratio of waiver to average net assets (c)...................................................         0.06%
  Portfolio turnover..........................................................................           98%


---------------------------------------------

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       21

GROWTH & INCOME PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE:                                           YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                  1996    1995(a)   1994     1993     1992
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 18.28  $ 15.99  $ 16.50  $ 15.11  $ 14.39
                                                 -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................     0.60(b)    0.27    0.35    0.28     0.31
  Net realized and unrealized gain on
    investments................................     1.60     3.19     0.18     1.97     1.07
                                                 -------  -------  -------  -------  -------
    Total from investment operations...........     2.20     3.46     0.53     2.25     1.38
                                                 -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.....    (0.86)   (0.33)   (0.30)   (0.33)   (0.29)
  Distributions from net realized gain on
    investments +..............................    (2.93)   (0.84)   (0.74)   (0.53)   (0.37)
                                                 -------  -------  -------  -------  -------
    Total distributions........................    (3.79)   (1.17)   (1.04)   (0.86)   (0.66)
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................  $ 16.69  $ 18.28  $ 15.99  $ 16.50  $ 15.11
                                                 -------  -------  -------  -------  -------
                                                 -------  -------  -------  -------  -------
TOTAL RETURN (b)...............................   13.73%   23.30%    3.30%   15.50%    9.80%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........  $31,571  $35,643  $52,595  $40,269  $36,603
  Ratio of expenses to average net assets......    1.77%    1.59%    1.55%    1.49%    1.50%
  Ratio of net investment income to average net
    assets.....................................    3.57%    1.72%    1.88%    1.77%    2.10%
  Ratio of waiver to average net assets (d)....    0.06%       --       --       --       --
  Portfolio turnover...........................      85%      12%      35%      24%      26%
+Paid from realized net short-term gain........  $  0.06  $    --  $  0.14  $  0.09  $    --


---------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expenses and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       22

GROWTH & INCOME PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    YEAR ENDED
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:                                           SEPTEMBER 30, 1996
                                                                                                ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................        $18.28
                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)...................................................................          0.39
  Net realized and unrealized gain (loss) on investments......................................          1.86
                                                                                                     -------
    Total from investment operations..........................................................          2.25
                                                                                                     -------
LESS DISTRIBUTIONS
  Distributions from net investment income....................................................         (0.89)
  Distributions from net realized gain on investments +.......................................         (2.93)
                                                                                                     -------
    Total distributions.......................................................................         (3.82)
                                                                                                     -------
NET ASSET VALUE, END OF PERIOD................................................................        $16.71
                                                                                                     -------
                                                                                                     -------
TOTAL RETURN (b)..............................................................................        14.06%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)........................................................        $  621
  Ratio of expenses to average net assets.....................................................          1.28%
  Ratio of net investment income to average net assets........................................          2.42%
  Ratio of waiver to average net assets (c)...................................................          0.06%
  Portfolio turnover..........................................................................           85%
+Paid from realized net short term gain.......................................................        $ 0.06


---------------------------------------------

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       23

BOND PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE:                                           YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                  1996    1995(a)   1994     1993     1992
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 10.21  $  9.66  $ 10.67  $ 10.28  $  9.75
                                                 -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................     0.52(b)    0.52    0.48    0.60     0.64
  Net realized and unrealized gain (loss) on
    investments................................    (0.14)    0.49    (0.84)    0.43     0.49
                                                 -------  -------  -------  -------  -------
    Total from investment operations...........     0.38     1.01    (0.36)    1.03     1.13
                                                 -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.....    (0.59)   (0.46)   (0.53)   (0.54)   (0.60)
  Distributions from net realized gain on
    investments................................       --       --    (0.12)   (0.10)      --
                                                 -------  -------  -------  -------  -------
    Total distributions........................    (0.59)   (0.46)   (0.65)   (0.64)   (0.60)
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................  $ 10.00  $ 10.21  $  9.66  $ 10.67  $ 10.28
                                                 -------  -------  -------  -------  -------
                                                 -------  -------  -------  -------  -------
TOTAL RETURN (c)...............................    3.78%   10.80%   (3.60%)  10.40%   12.10%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........  $70,166  $77,419  $76,769  $54,057  $70,066
  Ratio of expenses to average net assets......    1.47%    1.45%    1.43%    1.29%    1.28%
  Ratio of net investment income to average net
    assets.....................................    5.19%    5.38%    4.67%    5.70%    6.42%
  Ratio of waiver to average net assets (d)....    0.05%       --       --       --       --
  Portfolio turnover...........................      93%      53%      41%      53%      21%


---------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       24

BOND PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    YEAR ENDED
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:                                           SEPTEMBER 30, 1996
                                                                                                ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................        $10.21
                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)...................................................................          0.55
  Net realized and unrealized (loss) on investments...........................................         (0.16)
                                                                                                     -------
    Total from investment operations..........................................................          0.39
                                                                                                     -------
LESS DISTRIBUTIONS
  Distributions from net investment income....................................................         (0.56)
  Distributions from net realized gain on investments.........................................            --
                                                                                                     -------
    Total distributions.......................................................................         (0.56)
                                                                                                     -------
NET ASSET VALUE, END OF PERIOD................................................................        $10.04
                                                                                                     -------
                                                                                                     -------
TOTAL RETURN (b)..............................................................................         3.88%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)........................................................        $1,988
  Ratio of expenses to average net assets.....................................................         0.99%
  Ratio of net investment income to average net assets........................................         5.57%
  Ratio of waiver to average net assets (c)...................................................         0.05%
  Portfolio turnover..........................................................................           93%


---------------------------------------------

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       25

MANAGED TOTAL RETURN PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE:                                           YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                  1996    1995(a)   1994     1993     1992
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 11.65  $ 11.24  $ 12.03  $ 11.48  $ 11.07
                                                 -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................     0.42(b)    0.28    0.18    0.29     0.34
  Net realized and unrealized gain (loss) on
    investments................................     0.40     1.18    (0.16)    0.90     0.57
                                                 -------  -------  -------  -------  -------
    Total from investment operations...........     0.82     1.46     0.02     1.19     0.91
                                                 -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.....    (0.50)   (0.30)   (0.31)   (0.26)   (0.41)
  Distributions from net realized gain on
    investments +..............................    (0.52)   (0.75)   (0.50)   (0.38)   (0.09)
                                                 -------  -------  -------  -------  -------
    Total distributions........................    (1.02)   (1.05)   (0.81)   (0.64)   (0.50)
                                                 -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................  $ 11.45  $ 11.65  $ 11.24  $ 12.03  $ 11.48
                                                 -------  -------  -------  -------  -------
                                                 -------  -------  -------  -------  -------
TOTAL RETURN (c)...............................    7.58%   14.30%    0.10%   10.80%    8.40%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........  $12,123  $14,749  $17,515  $25,519  $20,894
  Ratio of expenses to average net assets......    2.21%    2.09%    1.94%    1.80%    1.90%
  Ratio of net investment income to average net
    assets.....................................    3.68%    2.29%    1.60%    2.54%    3.09%
  Ratio of waiver to average net assets (d)....    0.06%       --       --       --    0.11%
  Portfolio turnover...........................     159%      50%      50%      40%      37%
+Paid from realized net short-term gain........  $  0.01  $    --  $  0.13  $  0.08  $  0.02


---------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

       (SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)

                                       26

FUNDMANAGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION AND SHARES OF THE PORTFOLIOS. FundManager Trust (the "Trust") consists of a series of five separately managed portfolios (collectively, the "Portfolios"), each with distinct investment objectives. The following is the investment objective of the five portfolios presented herein: Aggressive Growth Portfolio (capital appreciation without regard to current income), Growth Portfolio (long-term capital appreciation with current income a secondary consideration), Growth & Income Portfolio (combination of capital appreciation and current income), Bond Portfolio, formerly the Income Fund (high level of current income), and Managed Total Return Portfolio (high total return, capital appreciation and current income). The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, diversified management investment company established as a "Delaware business trust."

  The Trust, with the exception of the Managed Total Return Portfolio, offers both a Financial Adviser Class and a No-Load Class (commenced operations on October 1, 1995) of shares. Managed Total Return Portfolio only offers a Financial Adviser Class. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Financial Adviser Class pays certain distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by each class of shares except that the Financial Adviser Class bears distribution and shareholder service expenses unique to that class of shares.

  The Trust retained M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom") as Investment Adviser ("Adviser"), Signature Broker-Dealer Services, Inc. ("Signature") as Administrator and a Distributor (through November 11, 1996-- see Note 5), and Tucker Anthony Incorporated and Sutro & Co. Incorporated as Distributors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Trust's significant accounting policies:

    (A) Security Valuation. Capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term debt instruments are valued at amortized cost which approximates market value.

    (B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

    (C) Expense Allocation. The Funds bear all costs of their operations other than expenses specifically assumed by the Adviser or the Distributors. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net asset levels of each Portfolio; except where allocations of direct expenses to each Portfolio can otherwise be made fairly.

    (D) Federal Income Taxes. Each Portfolio is treated as a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders. Accordingly, no provision for federal income or excise tax is required. At September 30, 1996, Bond Portfolio had approximate net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of approximately $2,530,165. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal

                                       27

FUNDMANAGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Bond Portfolio of any liability for federal income tax. These capital losses of $768,000 and $1,762,165 will expire September 30, 1999, and September 30, 2000, respectively.
    (E) Income Equalization. Prior to October 1, 1994, the Portfolios followed the accounting practice known as income equalization by which a portion of the proceeds from sales and cost of repurchases of shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, was credited or charged to undistributed net investment income. As a result, undistributed net investment income per share was not affected by sales or redemption of Portfolio shares. The Portfolio discontinued equalization accounting as of October 1, 1994, and reclassified net equalization credits (charges) in the amount of $87,454 for the Aggressive Growth Portfolio, $14,113 for the Growth Portfolio, ($307,338) for the Growth & Income Portfolio, ($42,638) for the Bond Portfolio and $89,941 for the Managed Total Return Portfolio, from undistributed net investment income to paid-in capital. In management's opinion, discontinuation of equalization accounting will result in less distortion of undistributed net investment income as compared to income available to shareholders for distribution for federal tax purposes. This change in accounting policy, shown on the Statement of Changes in Net Assets for the year ended September 30, 1995, has no effect on the net assets, the results of operations, or the net asset value per share of the Portfolio and did not have a material effect on the per share amounts shown in the Financial Highlights.

    (F) Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred due to wash sales, post October 31 losses, and short-term capital gain distributions received by the Portfolios from other open-end Investment Companies.

    (G) Reclassification of Net Asset Accounts. During the year ended September 30, 1996, the Portfolios reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences were reclassified [increase/(decrease)] between undistributed net investment income and accumulated net realized gain/(loss) on investments:

                                            ACCUMULATED
                             UNDISTRIBUTED NET REALIZED
                                 NET        GAIN/(LOSS)
                              INVESTMENT        ON
                                INCOME      INVESTMENTS
                             ------------  -------------
Aggressive Growth
 Portfolio.................   $  636,627    $  (636,627)
Growth Portfolio...........      484,638       (484,638)
Growth & Income
 Portfolio.................      142,931       (142,931)
Bond Portfolio.............      231,210       (231,210)
Managed Total Return
 Portfolio.................       83,259        (83,259)


    (H) Use of Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

    (A) Advisory Fees. The Trust retains Freedom to act as Investment Adviser. Freedom is responsible for the investment management of each Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Portfolios' investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the Distributors. Freedom also furnishes to the Board of Trustees, which

                                       28

FUNDMANAGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Portfolio. For its services as investment adviser, Freedom receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million.

    (B) Administration. The Trust retained Signature to serve as Administrator and a Distributor (through November 11, 1996 -- see Note 5). Signature provided management and administration services necessary for the operation of the Trust, furnished office space and facilities required for conducting the business of the Portfolios and paid the compensation of the Trust's officers affiliated with Signature.

    For these services, Signature received from each Portfolio a fee, payable monthly, at the annual rate of 0.25% of each Portfolio's average daily net assets up to $50 million, 0.20% of its average daily net assets over $50 million up to $100 million and 0.15% of its average daily net assets in excess of $100 million. Effective April 1, 1996, the fee was voluntarily reduced to 0.13% of each Portfolio's average daily net assets.

    (C) Brokerage Commissions. Through November 11, 1996, Signature acted as primary broker for the Trust's portfolio transactions for which it received commissions or dealer reallowances. During the year ended September 30, 1996, Signature received dealer reallowances of $11,060 for Aggressive Growth Portfolio, $9,451 from Growth Portfolio, $16,400 for Growth & Income Portfolio, $60,000 for Bond Portfolio, and $33,250 for Managed Total Return Portfolio from distributors of underlying portfolios.

    (D) Distribution Fee and Shareholder Servicing Expenses. The Trust has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act for the Financial Adviser Class of shares. The Plan provides for a monthly payment by the Portfolios to the Distributors in amounts representing actual expenses incurred by the Distributors for marketing costs and services rendered in distributing the Portfolio's Financial Adviser Class of shares at an annual rate not to exceed 0.50% of the average daily net assets of each Portfolio's Financial Adviser Class of shares. Up to a maximum of 0.25% of such payments may be made as Shareholder Servicing Expenses pursuant to contracts that the Trust has with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services to the Trust, such as maintaining shareholder accounts and records, for shares owned by Financial Adviser Class shareholders with whom the Service Organization has a relationship.

    (E) Sales Charges. The Trust had a distribution agreement with Signature under which Signature received aggregate sales charges of $2,323 for the year ended September 30, 1995. The sales charge was discontinued on May 8, 1995.

    (F) Trustees' Fees. Trustees who are not affiliated with Signature or Freedom receive compensation and out-of-pocket expenses from each Portfolio.

4. INVESTMENT TRANSACTIONS. Purchase and sale transactions of investments for the year ended September 30, 1996, were as follows.

FUND                             PURCHASES     SALES
-------------------------------  ----------  ----------
Aggressive Growth Portfolio....  $62,487,484 $58,138,348
Growth Portfolio...............  $27,835,490 $27,073,448
Growth & Income Portfolio......  $28,844,914 $34,912,960
Bond Portfolio.................  $68,148,799 $71,611,993
Managed Total Return
 Portfolio.....................  $21,177,953 $23,428,717


5. SUBSEQUENT EVENT. Effective November 11, 1996, Signature resigned as administrator and distributor, Federated Administrative Services became the administrator, and Edgewood Services, Inc., Freedom Distributors Corporation, Sutro & Co., and Tucker Anthony became co-distributors of the Trust.

                                       29

FUNDMANAGER TRUST
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of FundManager Trust:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments of FundManager Trust (comprising, respectively, Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, Bond Portfolio and Managed Total Return Portfolio) (the "Trust"), as of September 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting FundManager Trust at September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                      [SIGNATURE]

Boston, Massachusetts

November 21, 1996

                                       30


                                 APPENDIX


A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class shares of Aggressive Growth Portfolio (the `Portfolio'') are represented by a solid line. The Russell 2000 Index (the `R2000'') is represented by a broken solid line and the Lipper Capital Appreciation Index (the `LCAI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class shares of the Portfolio and the R2000 and the LCAI. The `x'' axis reflects computation periods from 11/13/84 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's Financial Adviser Class shares as compared to the R2000 and the LCAI; the ending values were $41,517, $41,941 and $51,687, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class shares of Aggressive Growth Portfolio (the `Portfolio'') are represented by a solid line. The Russell 2000 Index (the `R2000'') is represented by a broken solid line and the Lipper Capital Appreciation Index (the `LCAI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class shares of the Portfolio and the R2000 and the LCAI. The `x'' axis reflects computation periods from 10/1/95 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's No-Load Class shares as compared to the R2000 and the LCAI; the ending values were $11,270, $11,313 and $11,554, respectively.


A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class shares of Growth Portfolio (the `Portfolio'') are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500') is represented by a broken solid line and the Lipper Growth Index (the `LGI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class shares of the Portfolio and the S&P 500 and the LGI. The `x'' axis reflects computation periods from 11/13/84 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's Financial Adviser Class shares as compared to the S&P 500 and the LGI; the ending values were $39,933, $60,533 and $53,823, respectively.


A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class shares of Growth Portfolio (the `Portfolio'') are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a broken solid line and the Lipper Growth Index (the
`LGI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class shares of the Portfolio and the S&P 500 and the LGI. The `x'' axis reflects computation periods from 10/1/95 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's No-Load Class shares as compared to the S&P 500 and the LGI; the ending values were $11,420, $12,034 and $11,375, respectively.


A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class shares of Growth & Income Portfolio (the `Portfolio'') are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a broken solid line. The Lehman Government Corporate Total Index (the `LG/CI'') is represented by a double broken solid line and the Lipper Growth & Income Index (the `LG&I'') is represented by a dotted line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class shares of the Portfolio and the S&P 500, LG/CI, and the LG&I. The `x'' axis reflects computation periods from 11/13/84 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's Financial Adviser Class shares as compared to the S&P 500, LG/CI, and the LG&I; the ending values were $38,652, $60,533, $31,403 and $51,259, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class shares of Growth & Income Portfolio (the `Portfolio'') are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500') is represented by a broken solid line. The Lehman Government Corporate Total Index (the `LG/CI'') is represented by a double broken solid line and the Lipper Growth & Income Index (the `LG&I'') is represented by a dotted line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class shares of the Portfolio and the S&P 500, LG/CI, and the LG&I. The `x'' axis reflects computation periods from 10/1/95 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's No-Load Class shares as compared to the S&P 500, LG/CI, and the LG&I; the ending values were $11,450, $12,034, $10,451 and $11,709, respectively.


A7. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class shares of Bond Portfolio (the `Portfolio'') are represented by a solid line. The Lehman Government/ Corporate Total Index (the `LG/CI'') is represented by a broken solid line and the Lipper
General Bond Index (the `LGBI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class shares of the Portfolio and the LG/CI and the LGBI. The `x'' axis reflects computation periods from 11/13/84 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's Financial Adviser Class shares as compared to the LG/CI and the LGBI; the ending values were $23,584, $31,403 and $26,723, respectively.


A8. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class shares of Bond Portfolio (the `Portfolio'') are represented by a solid line. The Lehman Government/ Corporate Total Index (the `LG/CI'') is represented by a broken solid line and the Lipper General Bond Index (the `LGBI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class shares of the Portfolio and the LG/CI and the LGBI. The `x'' axis reflects computation periods from 10/1/95 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's No-Load Class shares as compared to the LG/CI and the LGBI; the ending values were $10,390, $10,451 and $10,865, respectively.


A9. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class shares of Managed Total Return Portfolio (the `Portfolio'') are represented by a solid line. The Lehman Government/ Corporate Total Index (the `LG/CI'') is represented by a broken solid line and the Lipper General Bond Index (the `LGBI'') is represented by a double broken solid line.The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class shares of the Portfolio and the LG/CI and the LGBI. The `x'' axis reflects computation periods from 8/4/88 to 9/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Portfolio's Financial Adviser Class shares as compared to the LG/CI and the LGBI; the ending values were $19,838, $20,396 and $20,006, respectively.

A10. The graphic presentation here displayed consists of a pie chart. The corresponding components of the pie chart are listed underneath. The pie chart is divided into four portions and represents the Aggressive Growth Portfolio's Schedule of Investments. The Cash and Other Assets Net of Liabilities portion (1.2%) is represented by dark black shading, the Small Cap portion (59.6%) is represented by a light black shading, the Large Cap portion (20.3%) is represented by dark gray shading, and the Global portion (18.9%) is represented by light gray shading.

A11. The graphic presentation here displayed consists of a pie chart. The corresponding components of the pie chart are listed underneath. The pie chart is divided into three portions and represents the Growth Portfolio's Schedule of Investments. The Cash and Other Assets Net of Liabilities portion (1.5%) is represented by dark black shading, the Growth portion (57.7%) is represented by a light black shading, and the Value portion (40.8%) is represented by dark gray shading.

A12. The graphic presentation here displayed consists of a pie chart. The corresponding components of the pie chart are listed underneath. The pie chart is divided into three portions and represents the Growth & Income Portfolio's Schedule of Investments. The Cash and Other Assets Net of Liabilities portion (0.5%) is represented by dark black shading, the Growth and Income portion (63.7%) is represented by a light black shading, and the Equity Income portion (35.8%) is represented by dark gray shading.

A13. The graphic presentation here displayed consists of a pie chart. The corresponding components of the pie chart are listed underneath. The pie chart is divided into four portions and represents the Bond Portfolio's Schedule of Investments. The Cash and Other Assets Net of Liabilities portion (0.7%) is represented by dark black shading, the Intermediate Maturity portion (49.7%) is represented by a light black shading, the Long Maturity portion (29.9%) is represented by dark gray shading, and the Short Maturity portion (19.7%) is represented by light gray shading.

A14. The graphic presentation here displayed consists of a pie chart. The corresponding components of the pie chart are listed underneath. The pie chart is divided into five portions and represents the Managed Total Return Portfolio's Schedule of Investments. The Cash and Other Assets Net of Liabilities portion (2.7%) is represented by dark black shading, the Fixed Income portion (54.9%) is represented by a light black shading, the Growth and Income portion (13.3%) is represented by light gray shading, the Aggressive Growth portion (10.9%) is represented by medium gray shading, and the Growth portion (18.2%) is represented by dark gray shading.